Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Depreciation	$ 251	$ 466		$ 287		$ 287
Loss on disposition of asset	$ (543)	$ (1,696)
QDM Holdings Limited [Member]
Depreciation			$ 334		$ 2,031
Impairment on leasehold improvements			$ 1,696		$ 0